Lord Abbett Research Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

April 6, 2004


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Research Fund, Inc.
        CIK: 0000887194
        1933 Act File No.: 033-47641
        1940 Act File No.: 811-06650


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 31, 2004.

     Please contact the undersigned at (201) 395-2552 if you have any questions or comments.

                                        Very truly yours,

                                        /s/Kathryn A. Hayes
                                        Kathryn A.Hayes
                                        Legal Assistant